FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Registrant Name          Variable Account II - AIG Life Insurance Company

File Number              811- 4867

Registrant CIK Number:   0000803466



 Report as of the end of semiannual period:  /  /       (a)
                            or fiscal year: 12/31/98    (b)
     Is this a transition report? (Y or N):  N
Is this form being completed by the registrant? (Y or N): N Is this an amendment to a previous filing? (Y or N): N
Is this a change to a previous filing? (Y or N):  N

1.A)  Registrant Name:   Variable Account II - AIG Life Insurance Company
  B)  File Number:   811-4867
  C)  Telephone Number:  (302) 594-2987
2.A)  Street:  One Alico Plaza, 600 King Street
  B)  City: Wilmington   C) State: DE D) Zip Code: 19801 Zip Ext.:
  E)  Foreign Country:                     Foreign Postal Code:

3.   Is this the first filing on this form by the Registrant?(Y or N) --N---

4.   Is this the last filing on this form by the Registrant?(Y or N) ---N---

5.   Is Registrant a small business investment company (SBIC)?(Y or N) --N--

6.   Is Registrant a unit investment trust (UIT)?(Y or N) --------Y---------


UNIT INVESTMENT TRUSTS
for period ending: 12/31/98
File Number: 811-4867

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)_______ $ 510

127. Life opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or neat the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                             Number of     Total Assest           Total Income
                             Series        ($000's  omitted)      Distributions
                             Investing                          ($000's omitted)


A.   U.S. Treasury
     direct issue             __________    _________              __________

B.   U.S. Government
     agency                   ___________   __________             __________

C.   State and municipal
     tax-free                 ___________   __________             __________

D.   Public utility
     debt                     ___________   __________             __________

E.   Brokers or dealers
     debt or debt of
     brokers' or dealers'
     parent                   ___________   __________             __________

F.   All other corporate
     intermed. & long-term
     debt                    ___________    __________             __________

G.   All other corporate
     short-term debt         ___________    __________             __________

H.   Equity securities of
     brokers or dealers
     or parents of
     brokers or dealers      ___________    __________             __________

I.   Investment company
     equity securities       ___________    __________             __________

J.   All other equity
     securities                             $ 18,181               $ 733

K.   Other securities      ___________      __________             __________

L.   Total assets of all
     series of
     registrant                              $18,181                $733




131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)  $ 106